Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net loss	$ (473,690)	$ (810,938)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Interest income	(101,400)
Changes in operating assets and liabilities(decrease)increase in:
Prepayment and other current assets	96,205,345	(39,175,392)
Advances from customer	(144,345)	(68,084)
Accrued expenses and other payables	(50,915)	194,652
Net cash provided by (used in) operating activities	95,434,995	(39,859,762)
Cash flows from investing activities:
Loan to third party	(2,000,000)
Net cash used in investing activities	(2,000,000)
Cash flows from financing activities:
Proceeds from issuance of convertible note		20,000,000
Deferred offering costs	(1,295)
Proceeds from a registered direct offering	2,362,136
Net cash provided by financing activities	2,360,841	20,000,000
Net change in cash and cash equivalents, and restricted cash	95,795,836	(19,859,762)
Cash and cash equivalents, and restricted cash beginning balance	7,199,580	86,624,171
Cash and cash equivalents and restricted cash ending balance	102,995,416	66,764,409
Cash and cash equivalents	98,753,102	62,480,801
Restricted cash as of June 30, 2026 and 2025, respectively	4,242,314	4,283,608
Total cash and cash equivalents and restricted cash	102,995,416	66,764,409
Supplemental disclosure of non-cash financing activities
Non-cash exercise of warrants	$ 404,551